SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Australia - 4.5%
AGL Energy Ltd.	4,565	$56,334
Alumina Ltd.	17,833	22,306
Aurizon Holdings Ltd.	13,215	41,153
Bendigo & Adelaide Bank Ltd.(a)	3,552	21,047
BHP Group Ltd.	20,393	441,786
Boral Ltd.	8,541	24,891
CIMIC Group Ltd.	644	9,899
Coca-Cola Amatil Ltd.	3,691	27,344
Crown Resorts Ltd.	2,452	16,062
Fortescue Metals Group Ltd.	9,644	62,677
Harvey Norman Holdings Ltd.(a)	3,865	9,245
Insurance Australia Group Ltd.	15,893	65,376
Medibank Pvt Ltd.	20,068	36,617
Wesfarmers Ltd.	7,834	205,322
(Cost $1,217,784)		1,040,059
Austria - 0.2%
ANDRITZ AG	490	17,181
voestalpine AG	809	17,577
(Cost $43,381)		34,758
Belgium - 0.1%
Proximus SADP (Cost $31,762)	1,104	27,116
Brazil - 0.4%
BB Seguridade Participacoes SA	5,049	35,643
Hypera SA	2,781	21,143
Petrobras Distribuidora SA	5,055	29,243
Porto Seguro SA	587	7,934
(Cost $90,323)		93,963
Canada - 11.8%
Bank of Nova Scotia	8,503	444,802
BCE, Inc.	1,094	48,044
Canadian Imperial Bank of Commerce	3,100	235,927
CI Financial Corp.	1,688	28,030
First Capital Real Estate Investment Trust REIT	766	11,424
Great-West Lifeco, Inc.(a)	2,026	47,648
IGM Financial, Inc.	648	17,277
Inter Pipeline Ltd.(a)	2,953	43,689
Keyera Corp.(a)	1,536	36,868
Manulife Financial Corp.	13,613	228,785
Pembina Pipeline Corp.(a)	3,812	137,304
Power Corp. of Canada	3,941	87,108
Royal Bank of Canada	9,979	742,060
Shaw Communications, Inc., Class B	3,197	55,326
Sun Life Financial, Inc.(a)	4,079	176,214
TC Energy Corp.	6,434	335,324
TELUS Corp.	1,393	50,268
(Cost $2,820,734)		2,726,098
Chile - 0.2%
Aguas Andinas SA, Class A	19,348	6,604
Banco Santander Chile	491,093	21,845
Cia Cervecerias Unidas SA	937	7,018
Enel Chile SA	192,578	17,137
(Cost $78,156)		52,604
China - 7.1%
Beijing Capital International Airport Co. Ltd., Class H	9,638	7,519
China Construction Bank Corp., Class H	671,669	542,986
China Fortune Land Development Co. Ltd., Class A	1,700	5,737
China Petroleum & Chemical Corp., Class A	8,900	5,857
China Petroleum & Chemical Corp., Class H	178,902	92,286
China Shenhua Energy Co. Ltd., Class A	3,000	6,867
China Shenhua Energy Co. Ltd., Class H	22,993	39,890
China Telecom Corp. Ltd., Class H	95,535	35,919
China Vanke Co. Ltd., Class H	10,523	40,509
China Yangtze Power Co. Ltd., Class A	9,800	23,875
CIFI Holdings Group Co. Ltd.	17,901	13,667
CNOOC Ltd.	124,725	170,930
Country Garden Holdings Co. Ltd.(a)	53,693	71,103
Daqin Railway Co. Ltd., Class A	8,800	8,913
Dongfeng Motor Group Co. Ltd., Class H	20,374	16,105
Fuyao Glass Industry Group Co. Ltd., Class A	800	2,652
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,014	8,605
Gemdale Corp., Class A	1,900	3,887
Guangzhou Automobile Group Co. Ltd., Class H	20,666	23,045
Henan Shuanghui Investment & Development Co. Ltd., Class A	700	3,405
Hengan International Group Co. Ltd.	5,197	38,579
Huayu Automotive Systems Co. Ltd., Class A	900	3,624
Industrial & Commercial Bank of China Ltd., Class H	454,916	311,136
Jiangsu Expressway Co. Ltd., Class H	9,992	11,552
Logan Property Holdings Co. Ltd.	9,778	16,688
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,013	34,731
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,449
SAIC Motor Corp. Ltd., Class A	2,700	8,579
Seazen Holdings Co. Ltd., Class A	900	4,133
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	8,740	6,922
Shenergy Co. Ltd., Class A	3,400	2,563
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	2,802
Sinopec Shanghai Petrochemical Co. Ltd., Class H	25,200	6,435

Sinotrans Ltd., Class H	15,000	4,234
Sinotruk Hong Kong Ltd.	4,698	8,982
Wanhua Chemical Group Co. Ltd., Class A	1,563	10,518
Weichai Power Co. Ltd., Class A	2,100	4,305
Weichai Power Co. Ltd., Class H	14,547	28,635
Yuzhou Properties Co. Ltd.	12,929	6,338
Zhejiang Expressway Co. Ltd., Class H	10,579	7,996
(Cost $1,867,505)		1,644,958
Colombia - 0.1%
Ecopetrol SA (Cost $30,138)	35,949	31,469
Cyprus - 0.1%
Polymetal International PLC (Cost $16,454)	1,570	23,950
Czech Republic - 0.1%
Komercni banka AS (Cost $22,917)	561	17,098
Egypt - 0.0%
Eastern Co. SAE (Cost $7,675)	8,172	7,496
Finland - 2.0%
Elisa OYJ	985	56,198
Fortum OYJ	2,991	63,344
Nokian Renkaat OYJ	901	23,337
Orion OYJ, Class B	729	28,788
Sampo OYJ, Class A	3,042	123,234
Stora Enso OYJ, Class R	4,117	48,434
UPM-Kymmene OYJ	3,710	113,006
(Cost $499,100)		456,341
France - 8.5%
Amundi SA, 144A	427	30,323
AXA SA	13,454	309,685
Bouygues SA	1,623	63,253
CNP Assurances	1,247	19,382
Eutelsat Communications SA	1,274	17,129
Publicis Groupe SA	1,503	57,751
Sanofi	7,862	724,821
SCOR SE	1,098	39,198
TOTAL SA	16,687	703,499
(Cost $2,282,435)		1,965,041
Germany - 7.9%
Allianz SE	2,909	622,463
BASF SE	6,394	372,807
Bayer AG	6,850	490,665
Bayerische Motoren Werke AG	2,293	148,430
Covestro AG, 144A	1,266	47,963
Evonik Industries AG	1,462	35,989
Hannover Rueck SE	408	72,155
HOCHTIEF AG	163	15,926
TUI AG	3,036	23,267
(Cost $2,216,592)		1,829,665
Greece - 0.1%
Motor Oil Hellas Corinth Refineries SA	447	7,267
OPAP SA	1,528	16,281
(Cost $28,118)		23,548
Hong Kong - 5.9%
BOC Hong Kong Holdings Ltd.	25,901	88,906
China Everbright International Ltd.	24,715	16,460
China Everbright Ltd.	6,045	10,084
China Merchants Port Holdings Co. Ltd.	9,527	14,010
China Mobile Ltd.	42,895	337,411
China Resources Cement Holdings Ltd.	14,996	18,877
China State Construction International Holdings Ltd.	13,698	11,091
CK Infrastructure Holdings Ltd.	4,851	33,054
CLP Holdings Ltd.	11,310	118,716
Guangdong Investment Ltd.	21,781	40,918
Hang Lung Properties Ltd.	14,312	31,257
Hang Seng Bank Ltd.	5,340	111,349
Henderson Land Development Co. Ltd.	10,162	46,617
HKT Trust & HKT Ltd.(b)	26,952	40,326
Kerry Properties Ltd.	4,317	12,270
Kingboard Holdings Ltd.	4,898	12,947
Kingboard Laminates Holdings Ltd.	6,610	6,590
Lee & Man Paper Manufacturing Ltd.	8,489	6,623
New World Development Co. Ltd.	42,653	54,842
NWS Holdings Ltd.	12,360	15,115
Power Assets Holdings Ltd.	9,825	69,971
Shimao Property Holdings Ltd.	8,014	28,691
Sino Land Co. Ltd.	22,645	30,801
Sun Hung Kai Properties Ltd.	11,027	156,780
Wharf Real Estate Investment Co. Ltd.	8,168	37,051
Yue Yuen Industrial Holdings Ltd.	4,845	11,676
(Cost $1,482,237)		1,362,433
India - 0.4%
Bharat Petroleum Corp. Ltd.	4,740	28,003
Bharti Infratel Ltd.	2,712	8,059
Hindustan Petroleum Corp. Ltd.	3,965	10,853
Indian Oil Corp. Ltd.	13,302	19,492
Oil & Natural Gas Corp. Ltd.	18,433	23,486
(Cost $126,931)		89,893
Indonesia - 0.5%
PT Adaro Energy Tbk	118,300	9,524
PT Gudang Garam Tbk	3,143	11,172
PT Telekomunikasi Indonesia Persero Tbk	342,475	83,306
PT United Tractors Tbk	12,196	14,111
(Cost $135,594)		118,113
Italy - 1.2%
Assicurazioni Generali SpA	7,630	136,278
Snam SpA	14,577	71,590
Terna Rete Elettrica Nazionale SpA	9,821	64,619
(Cost $261,625)		272,487
Japan - 6.5%
Canon, Inc.	7,070	179,167
Daito Trust Construction Co. Ltd.	500	50,874
Japan Tobacco, Inc.	8,309	165,155
Komatsu Ltd.	6,500	131,519

Konica Minolta, Inc.	3,000	16,298
Marubeni Corp.	10,800	71,770
Mitsubishi Chemical Holdings Corp.	9,100	61,274
Mitsubishi Gas Chemical Co., Inc.	1,100	16,684
MS&AD Insurance Group Holdings, Inc.	3,278	105,848
Nikon Corp.	2,300	23,647
Nippon Steel Corp.	5,700	64,258
Nissan Motor Co. Ltd.	16,181	69,545
NSK Ltd.	2,600	19,934
NTT DOCOMO, Inc.	9,300	252,406
Sekisui House Ltd.	4,275	83,903
Subaru Corp.	4,348	105,591
Sumitomo Chemical Co. Ltd.	10,700	38,985
Yamaha Motor Co. Ltd.	2,000	32,040
(Cost $1,747,910)		1,488,898
Macau - 0.3%
Sands China Ltd. (Cost $87,828)	16,733	77,835
Malaysia - 0.3%
AirAsia Group Bhd	10,400	2,467
HAP Seng Consolidated Bhd	5,182	11,016
Maxis Bhd	16,600	21,385
MISC Bhd	7,100	12,785
Petronas Gas Bhd	5,800	22,870
(Cost $76,168)		70,523
Mexico - 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,604	28,105
Grupo Mexico SAB de CV, Series B	23,871	55,974
(Cost $71,551)		84,079
Netherlands - 0.2%
Randstad NV (Cost $50,528)	821	42,124
New Zealand - 0.2%
Spark New Zealand Ltd. (Cost $33,735)	13,377	37,627
Norway - 1.2%
Equinor ASA	7,087	105,686
Gjensidige Forsikring ASA	1,524	30,410
Mowi ASA(a)	3,107	64,933
Telenor ASA	4,951	78,589
(Cost $337,587)		279,618
Peru - 0.1%
Southern Copper Corp. (a)(Cost $21,495)	621	20,897
Philippines - 0.1%
Aboitiz Power Corp.	9,900	5,341
Globe Telecom, Inc.	237	8,271
Manila Electric Co.	1,670	8,839
(Cost $24,213)		22,451
Poland - 0.2%
Powszechny Zaklad Ubezpieczen SA	4,411	38,878
Santander Bank Polska SA	208	13,231
(Cost $61,632)		52,109
Portugal - 0.6%
EDP - Energias de Portugal SA	17,244	79,934
Galp Energia SGPS SA	3,429	46,593
(Cost $122,544)		126,527
Qatar - 0.2%
Barwa Real Estate Co.	12,722	10,831
Masraf Al Rayan QSC	26,032	29,097
Qatar Electricity & Water Co. QSC	3,560	14,714
(Cost $53,746)		54,642
Russia - 3.7%
Alrosa PJSC	19,448	20,661
Gazprom PJSC	74,183	223,708
Inter RAO UES PJSC	246,095	19,058
LUKOIL PJSC	2,892	245,282
MMC Norilsk Nickel PJSC	446	134,397
Mobile TeleSystems PJSC, ADR	3,377	32,757
Novolipetsk Steel PJSC	8,732	16,235
PhosAgro PJSC, GDR	618	6,804
Severstal PJSC	1,514	18,353
Tatneft PJSC	10,524	105,177
X5 Retail Group NV, GDR	887	27,329
(Cost $739,428)		849,761
Saudi Arabia - 2.1%
Advanced Petrochemical Co.	782	9,349
Al Rajhi Bank	8,490	140,085
Arab National Bank	3,939	26,564
Banque Saudi Fransi	3,910	35,489
Jarir Marketing Co.	437	17,683
National Commercial Bank	8,265	97,598
Riyad Bank	8,238	48,135
Samba Financial Group	7,076	50,644
Saudi British Bank	4,938	37,119
Yanbu National Petrochemical Co.	1,631	21,520
(Cost $518,488)		484,186
Singapore - 1.8%
ComfortDelGro Corp. Ltd.	15,087	21,079
Oversea-Chinese Banking Corp. Ltd.	23,100	175,439
Singapore Exchange Ltd.	5,941	36,139
Singapore Technologies Engineering Ltd.	11,056	33,032
Singapore Telecommunications Ltd.	55,946	120,254
Venture Corp. Ltd.	1,900	22,394
(Cost $437,658)		408,337
South Africa - 2.1%
Absa Group Ltd.	4,612	38,786
Exxaro Resources Ltd.	1,742	12,402
FirstRand Ltd.(a)	23,784	83,334
Foschini Group Ltd.	1,714	13,590
Investec Ltd.	2,269	11,376
Kumba Iron Ore Ltd.(a)	469	8,368
Liberty Holdings Ltd.	1,009	6,011
Mr Price Group Ltd.	1,532	14,702
Nedbank Group Ltd.	2,694	30,244

Old Mutual Ltd.	33,627	33,474
RMB Holdings Ltd.	5,338	23,773
Sanlam Ltd.	12,924	53,383
SPAR Group Ltd.	1,469	15,314
Standard Bank Group Ltd.	9,105	85,948
Telkom SA SOC Ltd.	2,477	4,106
Tiger Brands Ltd.	1,178	11,338
Vodacom Group Ltd.	4,679	32,619
(Cost $735,808)		478,768
South Korea - 0.6%
Coway Co. Ltd.	361	20,480
KT&G Corp.	847	59,070
Samsung Fire & Marine Insurance Co. Ltd.	222	36,193
Shinhan Financial Group Co. Ltd.	202	5,372
SK Telecom Co. Ltd.	137	23,971
(Cost $185,387)		145,086
Spain - 3.6%
ACS Actividades de Construccion y Servicios SA	1,785	52,646
Aena SME SA, 144A	473	75,337
Enagas SA	1,779	45,727
Endesa SA	2,312	58,995
Iberdrola SA	42,588	482,778
Mapfre SA	7,850	17,461
Naturgy Energy Group SA	1,979	45,716
Red Electrica Corp. SA	3,152	60,054
(Cost $753,279)		838,714
Sweden - 0.6%
Electrolux AB, Series B	1,642	32,933
Hennes & Mauritz AB, Class B	5,595	100,045
(Cost $129,729)		132,978
Switzerland - 3.4%
Adecco Group AG	1,071	56,850
Kuehne + Nagel International AG	390	56,629
Swiss Life Holding AG	231	104,671
Swiss Prime Site AG	507	60,759
Swisscom AG	181	96,040
Zurich Insurance Group AG	1,042	399,275
(Cost $677,274)		774,224
Taiwan - 3.5%
Catcher Technology Co. Ltd.	4,709	36,858
Compal Electronics, Inc.	30,837	18,790
CTBC Financial Holding Co. Ltd.	127,277	95,417
Far EasTone Telecommunications Co. Ltd.	11,127	24,290
First Financial Holding Co. Ltd.	72,721	56,919
Formosa Chemicals & Fibre Corp.	25,492	69,203
Formosa Petrochemical Corp.	8,735	24,838
Formosa Plastics Corp.	30,540	91,783
Formosa Taffeta Co. Ltd.	6,050	6,694
Foxconn Technology Co. Ltd.	5,934	11,660
Globalwafers Co. Ltd.	1,486	20,097
Lite-On Technology Corp.	15,582	22,565
Micro-Star International Co. Ltd.	4,394	13,176
Nan Ya Plastics Corp.	34,843	78,364
Nanya Technology Corp.	8,708	22,231
Nien Made Enterprise Co. Ltd.	1,245	10,033
Novatek Microelectronics Corp.	4,250	27,440
Phison Electronics Corp.	971	10,695
Pou Chen Corp.	15,194	17,111
Powertech Technology, Inc.	5,695	19,184
Ruentex Industries Ltd.	2,288	5,108
Standard Foods Corp.	3,041	6,819
Taiwan Cement Corp.	35,212	49,133
Vanguard International Semiconductor Corp.	5,419	13,279
Walsin Technology Corp.	2,156	15,166
Winbond Electronics Corp.	19,278	10,187
Yageo Corp.	1,766	23,913
Zhen Ding Technology Holding Ltd.	3,808	14,525
(Cost $811,737)		815,478
Thailand - 0.9%
Land & Houses PCL, NVDR	56,900	15,147
PTT Global Chemical PCL, NVDR	15,945	20,844
PTT PCL, NVDR	78,500	97,021
Siam Cement PCL	2,300	22,595
Siam Cement PCL, NVDR	3,200	31,437
Siam Commercial Bank PCL, NVDR	5,900	16,314
TMB Bank PCL, NVDR	123,000	4,249
(Cost $306,648)		207,607
Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS	8,688	11,470
Ford Otomotiv Sanayi AS	620	7,738
TAV Havalimanlari Holding AS	1,612	5,252
Tupras Turkiye Petrol Rafinerileri AS	860	13,941
(Cost $55,314)		38,401
United Arab Emirates - 0.4%
Aldar Properties PJSC	27,852	16,076
Dubai Islamic Bank PJSC	13,776	20,254
Emaar Malls PJSC	19,832	8,693
Emirates Telecommunications Group Co. PJSC	11,998	51,613
(Cost $94,433)		96,636
United Kingdom - 13.3%
Admiral Group PLC	1,377	37,147
Anglo American PLC	7,132	163,228
Aviva PLC	26,664	119,475
BAE Systems PLC	22,222	172,689
Barratt Developments PLC	7,086	68,534
BT Group PLC	58,845	106,445
Direct Line Insurance Group PLC	9,876	38,727
easyJet PLC	1,159	16,292
G4S PLC	11,303	24,709
GlaxoSmithKline PLC	34,823	694,858

Imperial Brands PLC	6,631	131,688
ITV PLC	25,776	38,373
Kingfisher PLC	15,374	37,183
Legal & General Group PLC	41,193	136,801
Micro Focus International PLC	2,505	23,700
Mondi PLC	3,322	66,279
National Grid PLC	24,363	305,836
Persimmon PLC	2,190	79,415
Rio Tinto Ltd.	2,602	146,408
Rio Tinto PLC	7,841	361,352
Schroders PLC	906	33,027
Severn Trent PLC	1,646	51,825
Standard Life Aberdeen PLC	16,701	58,962
Taylor Wimpey PLC	23,888	61,696
WPP PLC	8,774	84,367
(Cost $3,465,477)		3,059,016
United States(c) - 0.1%
Carnival PLC (Cost $46,009)	1,094	34,026
TOTAL COMMON STOCKS
(Cost $24,905,067)		22,537,638
PREFERRED STOCKS - 1.7%
Brazil - 0.5%
Itausa - Investimentos Itau SA	29,974	79,790
Telefonica Brasil SA	3,142	37,175
(Cost $113,112)		116,965
Chile - 0.1%
Embotelladora Andina SA, Class B	2,478	5,966
Sociedad Quimica y Minera de Chile SA, Class B	760	19,878
(Cost $28,255)		25,844
Germany - 0.1%
Bayerische Motoren Werke AG (Cost $33,621)	407	20,798
South Korea - 1.0%
Hyundai Motor Co.	172	9,390
Hyundai Motor Co. - 2nd Preferred	270	16,651
Samsung Electronics Co. Ltd.	5,654	212,054
(Cost $202,523)		238,095
TOTAL PREFERRED STOCKS
(Cost $377,511)		401,702
RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20
(Cost $867)	1,785	781
EXCHANGE-TRADED FUNDS - 0.2%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (a)(d)
(Cost $49,101)	2,100	45,948
SECURITIES LENDING COLLATERAL - 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(e)(f)
(Cost $588,008)	588,008	588,008

TOTAL INVESTMENTS - 102.2%
(Cost $25,920,554)		$23,574,077
Other assets and liabilities, net - (2.2%)		(496,591)
NET ASSETS - 100.0%		$23,077,486

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (a)(d)
–	100,141		(50,856)	(184)	(3,153)	—	—	2,100	45,948
SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (e)(f)
372,442	215,566	(g)	—	—	—	2,882	—	588,008	588,008
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 1.54% (e)
7,618	2,815,458		(2,823,076)	—	—	816	—	—	—
380,060	3,131,165		(2,873,932)	(184)	(3,153)	3,698	—	590,108	633,956

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $656,433, which is 2.8% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI ACWI ex USA High Dividend Yield Index.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $124,571.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds and Securities Lending Collateral
Financials	$7,156,382	31.2%
Materials	2,879,571	12.6
Energy	2,591,367	11.3
Health Care	1,960,274	8.5
Communication Services	1,867,139	8.2
Utilities	1,770,412	7.7
Consumer Discretionary	1,514,644	6.6
Industrials	1,121,241	4.9
Information Technology	752,917	3.3
Real Estate	743,547	3.2
Consumer Staples	582,627	2.5
Total	$22,940,121	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(h)
EURO STOXX 50 Futures	EUR	1	$41,708	$36,403	3/20/2020	$(5,305)
MSCI Emerging Markets Index Futures	USD	1	55,330	50,440	3/20/2020	(4,890)
Total unrealized depreciation						$(10,195)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$22,537,638	$—	$—	$22,537,638
Preferred Stocks(i)	401,702	—	—	401,702
Rights	781	—	—	781
Exchange-Traded Funds	45,948	—	—	45,948
Short-Term Investments(i)	588,008	—	—	588,008
TOTAL	$23,574,077	$—	$—	$23,574,077

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Futures Contracts	$(10,195)	$—	$—	$(10,195)
TOTAL	$(10,195)	$—	$—	$(10,195)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.